Other income (expense) (Tables)	12 Months Ended
Mar. 31, 2017
Other Income (Expense)

Other income (expense) included in “Other, net” in the consolidated statements of income for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Net realized gains (losses) on dispositions of marketable securities and other investments	¥(125)	¥5,825	¥3,146
Other-than-temporary impairment loss on marketable securities and other investments	(902)	(636)	(2,305)
Loss on sale of a subsidiary	—	(13,117)	—
Foreign exchange gains (losses), net	(409)	(3,627)	(2,715)
Dividends income	3,675	4,213	4,615
Penalties and compensation for damages	1,460	1,105	1,237
Other, net	627	759	516

Total	¥4,326	¥(5,478)	¥4,494